Assets and Liabilities in Currencies Other than the Peso (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Assets and Liabilities in Currencies Other than the Peso

	2021				2020				2019
	Amount in currencies other than the Peso		Exchange rate in force (1)	Total	Amount in currencies other than the Peso		Exchange rate in force (1)	Total	Amount in currencies other than the Peso	Exchange rate in force (1)	Total
Non-current assets
Other receivables
U.S. dollar	27		102.52	2,771	27		83.95	2,233	1	59.69	60
Bolivian peso	7		14.73	103	7		12.06	84	14	8.58	119
Trade receivables
U.S. dollar	28		102.52	2,836	98		83.95	8,221	220	59.69	13,132
Investments in financial assets
U.S. dollar	25		102.52	2,534	—		—	—	—	—	—

Total non-current assets				8,244				10,538			13,311

Current assets
Other receivables
U.S. dollar	267		102.52	27,403	176		83.95	14,762	276	59.69	16,474
Euro	—		115.89	43	3		103.07	259	4	66.85	267
Real	13		18.39	239	—		—	—	—	—	—
Chilean peso	9,733		0.12	1,168	9,242		0.12	1,109	5,241	0.08	419
Yen	—		—	—	105		0.81	85	151	0.55	83
Bolivian peso	14		14.73	205	14		12.06	168	—	—	—
Pound sterling	—		138.54	—	1		114.22	143	—	—	—
Trade receivables
U.S. dollar	552		102.52	56,589	657		83.95	55,196	939	59.69	56,030
Chilean peso	11,825		0.12	1,419	7,108		0.12	853	17,221	0.08	1,378
Euro	—		115.89	1	—	(2)	103.07	2	—	—	—
Real	54		18.39	993	—	(2)	—	—	—	—	—
Investments in financial assets
U.S. dollar	342		102.52	35,063	118	(2)	83.95	9,882	140	59.69	8,370
Cash and cash equivalents
U.S. dollar	175		102.52	17,952	126	(2)	83.95	10,593	723	59.69	43,172
Chilean peso	1,017		0.12	122	608	(2)	0.12	73	1,685	0.08	135
Bolivian peso	7		14.73	105	—	(2)	12.06	—	10	8.58	90
Real	18		18.39	331	—	(2)	—	—	—	—	—

Total current assets				141,633				93,125			126,418

Total assets				149,877				103,663			139,729

Non-current liabilities
Provisions
U.S. dollar	2,315		102.72	237,848	1,991	(2)	84.15	167,542	2,020	59.89	120,968
Real	10		18.39	184	—	(2)	—	—	—	—	—
Lease liabilities
U.S. dollar	276		102.72	28,335	274	(2)	84.15	23,069	674	59.89	40,388
Loans
U.S. dollar	6,321		102.72	649,260	6,129	(2)	84.15	515,765	6,863	59.89	411,032
Real	23		18.39	423	—	(2)	—	—	—	—	—
Other liabilities
U.S. dollar	9		102.72	968	35	(2)	84.15	2,960	12	59.89	699
Accounts payable
U.S. dollar	4		102.72	399	3	(2)	84.15	275	6	59.89	359

Total non-current liabilities				917,417				709,611			573,446

Current liabilities
Provisions
U.S. dollar	120		102.72	12,360	40		84.15	3,367	59	59.89	3,555
Chilean peso	—		0.12	—	575		0.12	69	—	—	—
Income tax
Real	2		18.39	37	—		—	—	—	—	—
Taxes payable
Bolivian peso	21		14.76	316	—		—	—	—	—	—
Chilean peso	3,360		0.12	403	1,375		0.12	165	3,102	0.08	248
Real	10		18.39	184	—		—	—	—	—	—
Salaries and social security
U.S. dollar	10		102.72	990	9		84.15	731	7	59.89	406
Chilean peso	430		0.12	52	—		0.12	—	—	0.08	—
Real	1		18.39	18	—		—	—	—	—	—
Lease liabilities
U.S. dollar	266		102.72	27,277	263		84.15	22,093	357	59.89	21,384
Loans
U.S. dollar	698		102.72	71,674	1,436		84.15	120,839	1,229	59.89	73,599
Chilean peso	2,950		0.12	354	2,958		0.12	355	2,993	0.08	239
Real	51		18.39	938	—		—	—	—	—	—
Other liabilities
U.S. dollar	34		102.72	3,468	108		84.15	9,062	22	59.89	1,310
Accounts payable
U.S. dollar	846		102.72	86,878	831		84.15	69,942	1,181	59.89	70,711
Euro	20		116.37	2,280	17		103.53	1,770	16	67.23	1,053
Chilean peso	3,379		0.12	405	6,400		0.12	768	3,744	0.08	300
Bolivian peso	—		—	—	—		12.06	—	7	8.58	60
Yen	164		0.89	146	384		0.82	315	133	0.55	73
Pound sterling	1	(2)	138.54	80	—	(2)	113.81	25	—	—	—
Swiss franc	1	(2)	112.40	84	—		—	—	—	—	—
Real	42	(2)	18.39	777	—		—	—	—	—	—

Total current liabilities				208,721				229,501			172,938

Total liabilities				1,126,138				939,112			746,384

(1)	Exchange rate in force at December 31, 2021, 2020 and 2019 according to BNA.
(2)	Registered value less than 1.